Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (4,298)	$ (7,779)	$ (16,783)	$ (25,601)	$ (36,045)	$ (56,957)
Other comprehensive loss:
Unrealized losses related to short-term investments				(26)	(26)	26
Total other comprehensive (loss) income					(26)	26
Comprehensive loss	$ (4,298)	$ (7,779)	$ (16,783)	$ (25,627)	$ (36,071)	$ (56,931)